Provisions for discounts, rebates and sales returns (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Movement in Provisions for Discounts, Rebates and Sales Returns
The table below shows movements in these items:

(€ million)		Government and State programs(a)	Managed care and GPO programs(b)	Chargeback incentives	Rebates and discounts	Sales returns	Other deductions	Total
Balance at January 1, 2020		2,178	726	312	1,330	621	51	5,218
Provision related to current period sales		5,970	2,752	4,633	6,221	628	110	20,314
Net change in provision related to prior period sales		(54)	—	—	(113)	(34)	—	(201)
Payments made		(5,552)	(2,556)	(4,604)	(5,838)	(512)	(112)	(19,174)
Currency translation differences		(35)	(14)	(8)	(43)	(15)	(3)	(118)
Balance at December 31, 2020	(c)	2,507	908	333	1,557	688	46	6,039
Changes in scope of consolidation		3	—	—	(2)	1	—	2
Provision related to current period sales		5,855	3,037	3,813	6,330	582	97	19,714
Net change in provision related to prior period sales		(136)	(3)	(4)	(152)	56	(3)	(242)
Payments made		(5,561)	(2,979)	(3,828)	(6,291)	(697)	(105)	(19,461)
Currency translation differences		(72)	(32)	(11)	(17)	(20)	(1)	(153)
Balance at December 31, 2021	(c)	2,596	931	303	1,425	610	34	5,899
Provision related to current period sales		6,744	3,246	4,147	7,244	578	182	22,141
Net change in provision related to prior period sales		(120)	(47)	(21)	(138)	(8)	19	(315)
Payments made		(6,824)	(3,208)	(4,093)	(6,809)	(599)	(166)	(21,699)
Currency translation differences		207	99	26	83	48	1	464
Balance at December 31, 2022	(c)	2,603	1,021	362	1,805	629	70	6,490
(a) Primarily US government programs: Medicaid (€1,307 million in 2022, €1,244 million in 2021, €1,015 million in 2020) and Medicare (€775 million in 2022, €941 million in 2021 and €726 million in 2020).
(b) Mainly rebates and other price reductions granted to healthcare authorities in the United States (including Managed Care: €934 million in 2022, €896 million in 2021 and €692 million in 2020).
(c) Provisions related to US net sales amounted to €4,270 million as of December 31, 2022, €4,057 million as of December 31, 2021 and €3,982 million as of December 31, 2020.